Income Taxes - Actual Tax Rate on Loss Before Income Taxes Reconciles (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal statutory rate					21.00%	21.00%	21.00%
State income taxes, net of federal benefit					3.60%	3.40%	0.50%
Valuation allowance on deferred tax assets					(24.20%)	(19.30%)	(262.40%)
Adjustments to prior year provision					1.40%	0.40%	(4.50%)
Equity-based compensation					(1.10%)	0.60%	(9.10%)
Common stock warrant liability					0.90%	4.40%
Goodwill Impairment						(4.50%)
R & D credits (federal and state, net of federal benefit)						0.50%	14.20%
Other					(0.10%)	(0.10%)	(7.40%)
Effective tax rate	(0.20%)	1.60%	(0.10%)	1.00%	1.50%	6.40%	(247.70%)